Property and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 5,213,649	$ 4,192,831	$ 4,938,768
Less: accumulated depreciation	(4,722,729)	(4,070,679)	(4,441,021)
Property and equipment, net	$ 490,920	$ 122,152	497,747
Scanners
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Property, plant and equipment, gross	$ 3,309,957	$ 2,254,548	3,047,841
Computer and lab equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,359,491	$ 1,384,307	1,346,726
Computer and lab equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Computer and lab equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plants and equipment useful life	Various
Property, plant and equipment, gross	$ 421,266	$ 421,266	421,266
Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Property, plant and equipment, gross	$ 40,599	$ 50,374	40,599
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years	7 years
Property, plant and equipment, gross	$ 82,336	$ 82,336	$ 82,336